EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Class A, C, I, R and Z Summary Prospectus and Prospectus dated April 1, 2016, as amended May 4, 2016, for Cohen & Steers MLP & Energy Opportunity Fund, Inc. filed with the Securities and Exchange Commission on May 4, 2016 (Accession No. 0001193125-16-577862 and 0001193125-16-577770, respectively).